STROOCK & STROOCK & LAVAN LLP

180 Maiden Lane

New York, New York 10038

December 3, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Christina DiAngelo

Re: Dreyfus Investment Funds (811-04813; 333-162865)
Registration Statement on Form N-14

Ladies and Gentlemen:

Transmitted for filing with the Securities and Exchange Commission (the “Commission”), is Pre-Effective Amendment No. 2 (“Amendment No. 2”) to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”). The prospectus/proxy statement and statement of additional information filed as part of Amendment No. 2 are marked to show changes from the versions of the prospectus/proxy statement and statement of additional information filed as part of Pre-Effective Amendment No. 1 to the Registration Statement filed on December 1, 2009 (“Amendment No. 1”). These changes consist primarily of changes made in response to comments given electronically by Christina DiAngelo of the staff (the “Staff”) of the Commission to Nicole M. Runyan of Stroock & Stroock & Lavan LLP on December 2, 2009. Set forth below is a summary of the Staff’s comments and the Registrant’s responses thereto. Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in Amendment No. 2.

The Registrant is seeking acceleration of the effective date of the Registration Statement to December 4, 2009. The acceleration requests are filed herewith.

1.

Staff Comment. The September 30, 2009 Form N-CSR filed with the Commission on November 30, 2009 contains an incorrect opinion. The opinion contained in the Acquiring Fund’s annual report to shareholders is addressed to the Large Cap Core Fund, not the Acquiring Fund. Please file an amended Form N-CSR on behalf of the Acquiring Fund prior to the requested effective date for the Registration Statement.

Response. The Registrant filed a Form N-CSR/A on December 3, 2009, which contains a revised annual report to the Acquiring Fund’s shareholders with a correctly addressed opinion of KPMG LLP (“KPMG”), the Acquiring Fund’s auditors.

2.

Staff Comment. The KPMG consent dated December 1, 2009, filed as Exhibit (14)(b) to Amendment No. 1, does not include a reference to the audit opinion issued for the Acquiring Fund’s fiscal year ended September 30, 2009. The city and state of the accounting firm also is missing from the consent. Please file a revised consent.

Response. A revised consent from KPMG, which includes a reference to the audit opinion, dated November 24, 2009, for the Acquiring Fund’s fiscal year ended September 30, 2009, and the city and state of KPMG is filed with Amendment No. 2.

3.	Staff Comment. Please file an updated consent from Ernst & Young LLP for the Fund.

Response. An updated consent from Ernst & Young LLP is filed as Exhibit (14)(a) to Amendment No. 2.

4.

Staff Comment. The N-SARB/A filed by the Registrant on November 30, 2009 contains a report dated November 24, 2009 as an exhibit. This exhibit does not include the name of the accounting firm or the city and state of the accounting firm. Please file an amendment to the N-SARB/A showing the name and city and state of the accounting firm prior to the requested effective date for the Registration Statement.

Response. The exhibit to the Registrant’s N-SARB/A has been revised to include KPMG’s name, city and state, and an amendment was filed with the Commission on December 3, 2009.

5.

Staff Comment. The N-SARA filed with the Commission on May 29, 2009 for the reporting period ended March 31, 2009 includes the change in accountant disclosure as an exhibit to the filing. This change also is disclosed in the Acquiring Fund’s March 31, 2009 semi-annual report to shareholders. Did the Registrant receive a letter from PricewaterhouseCoopers LLP, the Acquiring Fund’s prior auditors, stating whether or not they agreed with the disclosure? This is usually filed as an amendment to the Form N-SAR.

Response. The Registrant, on behalf of certain of its series, including the Acquiring Fund, received a letter from PricewaterhouseCoopers LLP that was filed as part of Exhibit (j) to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A, filed with the Commission on March 27, 2009.

6.	Staff Comment. In the Cross Reference Sheet, change the reference from “semi-annual” report to “annual” in (5).

Response. The requested change has been made.

7.	Staff Comment. Please revise “Other expenses” in the column “Pro Forma after Reorganization Acquiring Fund Class A” from 0.26 to 0.27.

Response. The requested change has been made.

8.	Staff Comment. Please revise “Net operating expenses” in the column “Pro Forma after Reorganization Acquiring Fund Class C” from 2.36 to 2.16.

Response. The requested change has been made.

Should members of the Staff have any questions or comments, please contact me at 212.806.6443 or, in my absence, contact David Stephens at 212.806.6138.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan
cc: David Stephens
Jeff Prusnofsky

DREYFUS INVESTMENT FUNDS

200 Park Avenue

New York, New York 10166

December 3, 2009

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re: Dreyfus Investment Funds (811-04813; 333-162865)
Registration Statement on Form N-14

Ladies and Gentlemen:

The undersigned hereby requests that the effective date for the above-referenced Registration Statement be accelerated so that it will become effective on December 4, 2009 at 9:00 a.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

DREYFUS INVESTMENT FUNDS

By: /s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President

MBSC SECURITIES CORPORATION

200 Park Avenue

New York, New York 10166

December 3, 2009

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re: Dreyfus Investment Funds (811-04813; 333-162865)
Registration Statement on Form N-14

As principal underwriter of the above-referenced fund (the “Fund”), we hereby join the Fund in requesting that the effective date for the Fund’s Registration Statement on Form N-14 be accelerated so that it will become effective on December 4, 2009, at 9:00 a.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

MBSC SECURITIES CORPORATION

By: /s/James Bitetto
James Bitetto
Assistant Secretary